Risk Management - Foreign currency risk exposure of financial instruments in foreign currency (Details) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)
Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		₩ 61,266,953					₩ 50,211,011
Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,111,162					7,736,329
Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,216,923					935,843
Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		49,084,690					36,998,766
Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,299,762					4,031,772
Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		554,416					508,301
Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		56,771,154					47,520,937
Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,018,095					943,424
Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		37,643,900					30,408,762
Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		9,025,657					8,152,403
Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,569,676					4,767,511
Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,513,826					3,248,837
Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		12,403,265					10,130,715
USD | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	$ 35,850					$ 30,611
USD | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	3,176					5,584
USD | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	468					280
USD | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	28,771					21,687
USD | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	3,195					2,741
USD | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	240					319
USD | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	32,148					29,101
USD | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	274					426
USD | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	19,803					16,664
USD | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	5,766					5,657
USD | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	3,566					3,973
USD | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	2,739					2,381
USD | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | $	$ 8,047					$ 7,441
USD | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		42,501,266					33,304,384
USD | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,765,460					6,074,879
USD | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		556,296					304,146
USD | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		34,108,109					23,595,957
USD | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,787,466					2,981,832
USD | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		283,935					347,570
USD | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		38,111,504					31,661,537
USD | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		324,420					463,678
USD | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		23,476,384					18,130,448
USD | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,835,191					6,154,464
USD | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,228,055					4,322,800
USD | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,247,454					2,590,147
USD | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		9,540,185					8,095,297
JPY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			¥ 195,428					¥ 214,469
JPY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			15,834					22,832
JPY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			14,618					18,855
JPY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			164,976					172,782
JPY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			278,172					289,797
JPY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			16,384					14,493
JPY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			219,514					220,153
JPY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			31,601					48,446
JPY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			10,673					6,705
JPY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥			¥ 32,777					¥ 24,992
JPY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,993,709					2,261,045
JPY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		163,131					240,710
JPY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		150,596					198,781
JPY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,679,982					1,821,554
JPY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,866,021					3,055,215
JPY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		168,798					152,792
JPY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,261,520					2,320,983
JPY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		325,745					510,750
JPY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
JPY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		109,958					70,690
JPY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		337,685					263,478
CNY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				¥ 29,367					¥ 31,484
CNY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				1,236					4,580
CNY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				0					73
CNY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				23,733					24,230
CNY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				3,899					2,601
CNY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				499					0
CNY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				29,000					28,586
CNY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				26,342					26,733
CNY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				2,658					1,853
CNY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥				¥ 2,533					¥ 3,007
CNY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,469,966					5,256,368
CNY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		230,188					764,686
CNY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					11,989
CNY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,420,551					4,045,435
CNY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		726,310					434,258
CNY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		92,917					0
CNY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,401,566					4,772,619
CNY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,906,441					4,463,300
CNY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		495,125					309,319
CNY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		471,852					502,106
EUR | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					€ 2,812					€ 2,435
EUR | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					94					115
EUR | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					327					248
EUR | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					2,329					2,001
EUR | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					33					37
EUR | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					29					34
EUR | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					2,563					2,344
EUR | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					239					158
EUR | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					1,640					1,532
EUR | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					349					590
EUR | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					0					0
EUR | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					335					64
EUR | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | €					€ 598					€ 533
EUR | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,774,318					3,259,704
EUR | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		125,513					154,154
EUR | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		438,662					332,182
EUR | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,126,363					2,678,382
EUR | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		44,638					49,789
EUR | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		39,142					45,197
EUR | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,441,608					3,137,433
EUR | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		321,354					211,525
EUR | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,201,233					2,050,400
EUR | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		469,124					789,955
EUR | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
EUR | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		449,897					85,553
EUR | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		803,357					712,846
Others | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,527,694					6,129,510
Others | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		826,870					501,900
Others | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		71,369					88,745
Others | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,749,685					4,857,438
Others | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		741,348					565,893
Others | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		138,422					115,534
Others | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,950,455					4,894,133
Others | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		203,523					115,429
Others | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,798,322					3,443,631
Others | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,395,597					697,234
Others | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		341,621					444,711
Others | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		211,392					193,128
Others | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		₩ 1,250,186					₩ 556,988